Employee benefits (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Employee Benefits [Line Items]
Service cost	₨ 69,828	₨ 62,318	₨ 47,050
Interest cost	27,329	21,854	13,926
Interest income	(25,511)	(20,157)	(8,788)
Gratuity cost	₨ 71,646	₨ 64,015	₨ 52,188